Inventories	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Inventory Disclosure [Abstract]
Inventories
4.	Inventories:

	September 30, 2022	March 31, 2022
Raw materials	$5,428,373	$7,920,190
Work in progress	414,356	1,016,916
Finished goods	9,708,583	7,974,690
Supplies and spare parts	257,124	147,610

	$15,808,436	$17,059,406

During the three and
six-month
periods ended September 30, 2022, the Company recorded impairment losses of nil
and
$3,079,997
respectively (2021 – Impairment losses of $3,009,098 and $3,009,098, respectively) as a result of inventory measurements to their net realizable value. The impairment loss during the six-month
period ended September 30, 2022 are related Cannabis inventories that were impaired because they were subsequently sold at lower than costs or expected to be sold at net realizable values that are lower than costs.

6.	Inventories:

	March 31, 2022	March 31, 2021
Raw materials	$7,920,190	$6,917,716
Work in progress	1,016,916	5,912,935
Finished goods	7,974,690	3,455,365
Supplies and spare parts	147,610	1,031,407

	$17,059,406	$17,317,423

During the years ended March 31, 2022 and 2021, inventories have been reduced by $3,772,066 and $18,962,254 respectively, as a result of a write-down to their net realizable value, which is included in cost of sales.